Schedule of Operating Lease Costs (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022	Dec. 31, 2021
Total operating lease costs		$ 259	[1]	$ 328	[1]	$ 922	[1]	$ 891	[1]	$ 969	$ 2,500
Total operating costs	[2]									(1)
Sublease income		(55)		(55)		(164)		(164)		(218)	(218)
Total		204		273		758	[3]	727	[3]
Cost of Revenue [Member]
Total operating lease costs											1,797
Selling and Marketing Expense [Member]
Total operating lease costs											516
General and Administrative Expense [Member]
Total operating lease costs		$ 259		$ 328		$ 922		$ 891		$ 1,187	$ 405

[1]	Includes certain costs associated with a business membership agreement (see below) that permits access to certain office space for the three and nine months ended September 30, 2023 of $155 and $465, respectively, and month-to-month lease arrangements for the three and nine months ended September 30, 2023 of $95 and $266, respectively.
[2]	Includes certain costs associated with a business membership agreement (see below) that permits access to certain office space for the years ended December 31, 2022 and 2021 of $170 and $612, respectively, and month-to-month lease arrangements for the years ended December 31, 2022 and 2021 of $95 and $320, respectively.
[3]	Operating lease costs is presented net of sublease income that is not material.